Deposits (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	April 30, 2022				October 31, 2021
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$215,310	$67,988	$99,583	$382,881	$207,493	$64,613	$90,382	$362,488
Business and government	357,482	18,288	349,208	724,978	356,020	20,800	319,533	696,353
Bank	11,185	222	32,331	43,738	12,549	449	28,992	41,990
	$583,977	$86,498	$481,122	$1,151,597	$576,062	$85,862	$438,907	$1,100,831
Non-interest-bearing (4)
Canada	$160,319	$8,338	$461	$169,118	$151,475	$8,051	$713	$160,239
United States	56,437	–	–	56,437	54,021	–	–	54,021
Europe (5)	424	–	–	424	632	–	–	632
Other International	8,837	–	–	8,837	8,002	–	–	8,002
Interest-bearing (4)
Canada	315,156	20,362	336,744	672,262	315,464	19,857	312,987	648,308
United States	7,396	57,277	87,043	151,716	6,978	57,260	77,597	141,835
Europe (5)	30,127	521	43,604	74,252	34,278	693	36,788	71,759
Other International	5,281	–	13,270	18,551	5,212	1	10,822	16,035
	$583,977	$86,498	$481,122	$1,151,597	$576,062	$85,862	$438,907	$1,100,831

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2022, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $433 billion,
$32

billion,
$48
billion

and $27

billion,
respectively (October 31, 2021 – $399 billion, $35 billion, $43 billion and $27 billion, respectively).
(5)	Europe includes United Kingdom, Luxembourg, the Channel Islands, and France.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	April 30 2022	October 31 2021
Within 1 year:
less than 3 months	$ 148,687	$133,776
3 to 6 months	59,436	64,062
6 to 12 months	103,038	83,871
1 to 2 years	45,096	45,532
2 to 3 years	38,498	29,204
3 to 4 years	23,629	24,573
4 to 5 years	32,385	25,329
Over 5 years	30,353	32,560
	$481,122	$438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$451,000	$416,000